Shareholder Report, Holdings (Details)	Dec. 31, 2025
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	14.93%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	68.66%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.52%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	14.93%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	68.66%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.52%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	29.44%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.04%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	11.43%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	29.44%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.04%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	11.43%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	42.72%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.67%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	17.71%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	42.72%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.67%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	17.71%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	55.23%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.34%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	25.49%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	55.23%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.34%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	25.49%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	64.41%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	30.57%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	64.41%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	30.57%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Canadian Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	28.93%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | U.S. Energy Infrastructure MLPs
Holdings [Line Items]
Percent of Net Asset Value	27.80%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | U.S. Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	27.73%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | U.S. General Partners
Holdings [Line Items]
Percent of Net Asset Value	14.99%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.46%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.09%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.63%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	8.17%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.46%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.05%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.12%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Plains GP Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	5.10%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.06%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.91%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.89%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	4.89%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	60.28%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Canadian Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	28.93%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | U.S. Energy Infrastructure MLPs
Holdings [Line Items]
Percent of Net Asset Value	27.80%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | U.S. Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	27.73%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | U.S. General Partners
Holdings [Line Items]
Percent of Net Asset Value	14.99%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.46%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.09%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.63%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	8.17%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.46%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.05%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.12%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Plains GP Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	5.10%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.06%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.91%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.89%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	4.89%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	60.28%
ALPS Global Opportunity Portfolio | Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.70%
ALPS Global Opportunity Portfolio | Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.93%
ALPS Global Opportunity Portfolio | Class I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.86%
ALPS Global Opportunity Portfolio | Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.39%
ALPS Global Opportunity Portfolio | Class I | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	5.17%
ALPS Global Opportunity Portfolio | Class I | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	2.75%
ALPS Global Opportunity Portfolio | Class I | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS Global Opportunity Portfolio | Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.83%
ALPS Global Opportunity Portfolio | Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS Global Opportunity Portfolio | Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS Global Opportunity Portfolio | Class I | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS Global Opportunity Portfolio | Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	0.99%
ALPS Global Opportunity Portfolio | Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.57%
ALPS Global Opportunity Portfolio | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.74%
ALPS Global Opportunity Portfolio | Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	42.54%
ALPS Global Opportunity Portfolio | Class I | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.95%
ALPS Global Opportunity Portfolio | Class I | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ALPS Global Opportunity Portfolio | Class I | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.67%
ALPS Global Opportunity Portfolio | Class I | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.61%
ALPS Global Opportunity Portfolio | Class I | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS Global Opportunity Portfolio | Class I | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.25%
ALPS Global Opportunity Portfolio | Class I | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.09%
ALPS Global Opportunity Portfolio | Class I | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.89%
ALPS Global Opportunity Portfolio | Class I | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ALPS Global Opportunity Portfolio | Class I | TPG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.25%
ALPS Global Opportunity Portfolio | Class III | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.70%
ALPS Global Opportunity Portfolio | Class III | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.93%
ALPS Global Opportunity Portfolio | Class III | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.86%
ALPS Global Opportunity Portfolio | Class III | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.39%
ALPS Global Opportunity Portfolio | Class III | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	5.17%
ALPS Global Opportunity Portfolio | Class III | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	2.75%
ALPS Global Opportunity Portfolio | Class III | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS Global Opportunity Portfolio | Class III | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.83%
ALPS Global Opportunity Portfolio | Class III | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS Global Opportunity Portfolio | Class III | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS Global Opportunity Portfolio | Class III | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS Global Opportunity Portfolio | Class III | ITALY
Holdings [Line Items]
Percent of Net Asset Value	0.99%
ALPS Global Opportunity Portfolio | Class III | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.57%
ALPS Global Opportunity Portfolio | Class III | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.74%
ALPS Global Opportunity Portfolio | Class III | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	42.54%
ALPS Global Opportunity Portfolio | Class III | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.95%
ALPS Global Opportunity Portfolio | Class III | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ALPS Global Opportunity Portfolio | Class III | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.67%
ALPS Global Opportunity Portfolio | Class III | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.61%
ALPS Global Opportunity Portfolio | Class III | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.33%
ALPS Global Opportunity Portfolio | Class III | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.25%
ALPS Global Opportunity Portfolio | Class III | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.09%
ALPS Global Opportunity Portfolio | Class III | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.89%
ALPS Global Opportunity Portfolio | Class III | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ALPS Global Opportunity Portfolio | Class III | TPG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.25%